Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
Schedule of Revenue Arising from Transactions with Related Parties	The amount of revenue arising from transactions with related parties is as follows:
	Year ended December 31
	2023	2022	2021
Joint ventures (1)	67,355	72,748	132,530
Casino Group companies (2)	4,604	4,606	7,972
Total	71,959	77,354	140,502
(1)	The amount of revenue with each joint venture is as follows:
(2)	Revenue mainly relates to the various services provided.
	Year ended December 31,
	2023	2022	2021
Joint ventures (1)	117,430	110,665	89,299
Controlling entity (2)	13,945	14,229	12,975
Casino Group companies (3)	10,036	60,330	57,502
Members of the Board	2,837	2,666	1,593
Total	144,248	187,890	161,369
(1)	The amount of costs and expenses with each joint venture is as follows:
(2)	Costs and expenses related to consulting services provided by Casino Guichard Perrachon S.A.

(3)	Costs and expenses accrued mainly arise from intermediation in the import of goods, purchase of goods and consultancy services.

	Receivable		Other non-financial assets
	As at December 31,		As at December 31,
	2023	2022	2023	2022
Joint ventures (1)	44,634	41,909	52,500	35,000
Casino Group companies (2)	5,945	5,213	-	-
Controlling entity (3)	1,566	-	-	-
Total	52,145	47,122	52,500	35,000
Current	52,145	47,122	-	-
Non-current	-	-	52,500	35,000
(1)	Balances relate to the following joint ventures and the following detail:
(2)	Receivable from Casino Group companies represents reimbursement for payments to expats, supplier agreements and energy efficiency solutions.
(3)	Represents the balance of personnel expenses receivable from Casino Guichard Perrachon S.A.
	As at December 31,
	2023	2022
Joint ventures (1)	44,032	62,772
Controlling entity (2)	10,581	14,660
Casino Group companies (3)	1,004	1,714
Members of the Board	-	43
Total	55,617	79,189
(1)	The balance of payables by each joint venture is as follows:
(2)	Represents the balance of personnel expenses receivable from Casino Guichard Perrachon S.A.
(3)	Payables to Casino Group companies such as intermediation in the import of goods, and consulting and technical assistance services.

	As at December 31,
	2023	2022
Joint ventures (1)	26,515	26,218
(1)	Mainly represents collections received from customers related to the Tarjeta Éxito cards owned by Compañía de Financiamiento Tuya S.A. (Note 25).

Schedule of Amount of Revenue with Joint Venture	The amount of revenue with each joint venture is as follows:
	Year ended December 31,
	2023	2022	2021
Compañía de Financiamiento Tuya S.A.
Commercial activation recovery	50,298	53,398	52,047
Yield on bonus, coupons and energy	8,464	11,638	14,224
Lease of real estate	4,176	4,520	4,886
Services	1,370	1,837	923
Corporate collaboration agreement			59,049
Total	64,308	71,393	131,129

Puntos Colombia S.A.S.
Services	2,539	1,355	1,401

Sara ANV S.A.
Employee salary recovery	508	-	-
Total	67,355	72,748	132,530

(a)	Corresponds to revenue of collaboration agreement with Exito Media.
	Year ended December 31,
	2023	2022	2021
Compañía de Financiamiento Tuya S.A.
Commissions on means of payment	13,667	10,364	5,650

Puntos Colombia S.A.S.
Cost of customer loyalty program	103,763	100,301	83,649
Total	117,430	110,665	89,299
	As at December 31
	2023	2022
Compañía de Financiamiento Tuya S.A.
Reimbursement of shared expenses, collection of coupons and other	4,697	5,407
Other services	1,784	2,329
Total	6,481	7,736

Puntos Colombia S.A.S.
Redemption of points	37,926	33,805

Sara ANV S.A.
Other services	227	368
Total	44,634	41,909
	As at December 31,
	2023	2022
Puntos Colombia S.A.S (a)	43,986	62,403
Compañía de Financiamiento Tuya S.A.	44	369
Sara ANV S.A.	2	-
Total	44,032	62,772
(a)	Represents the balance arising from points (accumulations) issued.

Schedule of Revenue by Each Company	Revenue by each company is as follows:
	Year ended December 31,
	2023	2022	2021
Relevanc Colombia S.A.S. (a)	3,204	701	-
International Retail Trade and Services IG	922	295	699
Casino International	392	1,175	6,783
Casino Services	46	-	-
Distribution Casino France	40	534	48
Greenyellow Energía de Colombia S.A.S. (Note 10.1.)	-	1,901	442
Total	4,604	4,606	7,972
(a)	Corresponds to revenue of collaboration agreement with Exito Media.
	Year ended December 31,
	2023	2022	2021
Distribution Casino France	4,001	6,404	5,329
Euris	1,814	-	-
International Retail and Trade Services IG.	1,754	-	-
Casino Services	1,263	229	2,778
Relevanc Colombia S.A.S.	607	595	-
Companhia Brasileira de Distribuição S.A. - CBD	586	12,248	9,777
Cdiscount S.A.	11	13	43
Greenyellow Energía de Colombia S.A.S. (Note 10.1)	-	40,841	36,152
Euris	-	-	1,742
International Retail and Trade Services IG.	-	-	1,681
Total	10,036	60,330	57,502
	As at December 31,
	2023	2022
Casino International	3,224	3,893
Relevanc Colombia S.A.S.	1,082	193
Companhia Brasileira de Distribuição S.A. – CBD	822	288
International Retail and Trade Services	810	344
Casino Services	7	7
Distribution Casino France	-	232
Greenyellow Energía de Colombia S.A.S. (Note 10.1)	-	2
Other	-	254
Total	5,945	5,213
	As at December 31,
	2023	2022
Casino Services	885	100
International Retail and Trade Services IG	91	-
Distribution Casino France	-	933
Relevanc Colombia S.A.S.	-	508
Greenyellow Energía de Colombia S.A.S. (Nota 10.1)	-	125
Other	28	48
Total	1,004	1,714

Schedule of Compensation of Key Management Personnel	Compensation of key management personnel is as follows:
	Year ended December 31
	2023	2022	2021
Short-term employee benefits	84,147	96,078	89,817
Termination benefits	2,206	-	-
Post-employment benefits	1,264	2,318	2,427
Total	86,617	98,396	92,244